Summary of Stock Option activity (Details)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Summary of Stock Option activity
Outstanding Options | $	$ 101,188	$ 28,438
Granted | $		73,688
Forfeited or cancelled | $		$ (938)
Options expected to vest in the future | $	98,250
Options exercisable | $	2,938
Options vested, exercisable and options expected to vest | $	$ 101,188
Weighted Average Exercise Price Per Share - Options
Weighted Average Exercise Price Per Share - Outstanding Options | $ / shares	$ 8.39	$ 11.9
Weighted Average Exercise Price Per Share - Granted | $ / shares		7.09
Weighted Average Exercise Price Per Share - Forfeited or cancelled | $ / shares		$ 13.00
Weighted Average Exercise Price Per Share Options expected to vest in the future | $ / shares	8.29
Weighted Average Exercise Price Per Share Options exercisable | $ / shares	11.78
Weighted Average Exercise Price Per Share Options vested, exercisable and options expected to vest | $ / shares	$ 8.39
Weighted Average Remaining Contractual Term - Options
Weighted Average Remaining Contractual Term - Outstanding Options	9.29	9.65
Weighted Average Remaining Contractual Term - Granted		9.53
Weighted Average Remaining Contractual Term Options expected to vest in the future	9.3
Weighted Average Remaining Contractual Term Options exercisable	8.78
Weighted Average Remaining Contractual Term Options vested, exercisable and options expected to vest	9.29